Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 26,978	$ 3,017
Accounts receivable, net of allowance for doubtful accounts of $135 and $353, respectively	2,207	1,518
Inventories	395	869
Deferred costs, current	3,772	8,443
Prepaid expenses and other current assets	1,851	707
Total current assets	35,203	14,554
Deferred costs, net of current portion	22	2,842
Investment in non-affiliate	2,000
Deferred transaction costs		5,765
Property and equipment, net	1,215	1,975
Intangible assets, net	8,436	4,226
Goodwill	1,156	1,156
Other long-term assets	578	18
Total assets	48,610	30,536
Current liabilities:
Accounts payable	3,267	5,916
Accrued liabilities	4,152	6,215
Financing obligations, current	3,720	8,840
Term loans, current	53,979	25,443
Convertible promissory notes and embedded warrants, current		89,663
Deferred revenue, current	1,551	10,532
Total current liabilities	66,669	146,609
Financing obligations, net of current	1,860
PPP loans		2,000
Warrant liabilities	1,623	4,149
Deferred revenue, net of current portion	264	237
Other long-term liabilities	426
Total liabilities	70,842	152,995
Commitments and Contingencies (Refer to Note 8)
Stockholders’ deficit:
Preferred stock, $0.0001 par value-1,500,000 shares authorized as of March 31, 2023 and June 30, 2022, respectively; no shares issued and outstanding as of March 31, 2023 and June 30, 2022 respectively
Common stock, $0.0001 par value-180,000,000 shares authorized as of March 31, 2023 and June 30, 2022, and 51,921,941 and 27,974,439 shares issued and outstanding as of March 31, 2023 and June 30, 2022, respectively	5	3
Additional paid-in capital	176,466	78,321
Accumulated deficit	(198,703)	(200,783)
Total stockholders’ deficit	(22,232)	(122,459)
Total liabilities and stockholders’ deficit	$ 48,610	$ 30,536